MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III        Two World Trade Center
LETTER TO THE SHAREHOLDERS September 30, 1999                            New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, has continued to experience robust growth this year. Fears earlier this year that rapid growth would rekindle inflation caused the fixed-income markets to anticipate that the Federal Reserve Board would take back some of the liquidity provided during last year's international economic difficulties. During the summer, the Fed changed monetary policy and in two separate moves raised the federal-funds rate 50 basis points, to 5.25 percent. By the end of September, long-term interest rates rose to levels last seen in the spring of 1998.

MUNICIPAL MARKET CONDITIONS

In the wake of 1998's international economic difficulties, the financial markets have continued to experience volatility from global healing. Last year's "flight-to-quality" rally primarily benefited U.S. Treasuries. As global turmoil subsided and interest rates began to rise this year, Treasury yields increased more than municipal yields. Long-term insured municipal index yields have risen 80 basis points, to 5.85 percent, during the first nine months of 1999. Over the same period, Treasury yields rose nearly 100 basis points, to 6.05 percent.

The ratio of long-term municipal yields to Treasury yields declined from 99 percent at the end of 1998 to 96 percent by the end of September. This ratio is a measure of relative performance that compares long-term insured municipal index yields to benchmark 30-year Treasury yields. A declining ratio means that municipals have outperformed Treasuries. Over the past five years the annual high ratio has averaged 93 percent of Treasuries, the annual low ratio 84 percent.

The relative performance of municipals was also aided by a slowdown in the pace of underwritings. New-issue volume declined 20 percent in the first nine months of 1999. Refunding activity, the most interest-rate-sensitive component of supply, was down 50 percent.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

                         30-YEAR BOND YIELDS 1994-1999

                                     30-YEAR INSURED      30-YEAR U.S.       INSURED MUNICIPAL YIELDS AS A
                                    MUNICIPAL YIELDS    TREASURY YIELDS   PERCENTAGE OF U.S. TREASURY YIELDS
                                    ----------------    ---------------   ----------------------------------

1994                                      5.40%              6.34%                    85.17%
                                          5.40               6.24                     86.54
                                          5.80               6.66                     87.09
                                          6.40               7.09                     90.27
                                          6.35               7.32                     86.75
                                          6.25               7.43                     84.12
                                          6.50               7.61                     85.41
                                          6.25               7.39                     84.57
                                          6.30               7.45                     84.56
                                          6.55               7.81                     83.87
                                          6.75               7.96                     84.80
                                          7.00               8.00                     87.50
                                          6.75               7.88                     85.66
1995                                      6.40               7.70                     83.12
                                          6.15               7.44                     82.66
                                          6.15               7.43                     82.77
                                          6.20               7.34                     84.47
                                          5.80               6.66                     87.09
                                          6.10               6.62                     92.15
                                          6.10               6.86                     88.92
                                          6.00               6.66                     90.09
                                          5.95               6.48                     91.82
                                          5.75               6.33                     90.84
                                          5.50               6.14                     89.58
                                          5.35               5.94                     90.07
1996                                      5.40               6.03                     89.55
                                          5.60               6.46                     86.69
                                          5.85               6.66                     87.84
                                          5.95               6.89                     86.36
                                          6.05               6.99                     86.55
                                          5.90               6.89                     85.63
                                          5.85               6.97                     83.93
                                          5.90               7.11                     82.98
                                          5.70               6.93                     82.25
                                          5.65               6.64                     85.09
                                          5.50               6.35                     86.61
                                          5.60               6.63                     84.46
1997                                      5.70               6.79                     83.95
                                          5.65               6.80                     83.09
                                          5.90               7.10                     83.10
                                          5.75               6.94                     82.85
                                          5.65               6.91                     81.77
                                          5.60               6.78                     82.60
                                          5.30               6.30                     84.13
                                          5.50               6.61                     83.21
                                          5.40               6.40                     84.38
                                          5.35               6.15                     86.99
                                          5.30               6.05                     87.60
                                          5.15               5.92                     86.99
1998                                      5.15               5.80                     88.79
                                          5.20               5.92                     87.84
                                          5.25               5.93                     88.53
                                          5.35               5.95                     89.92
                                          5.20               5.80                     89.66
                                          5.20               5.65                     92.04
                                          5.18               5.71                     90.72
                                          5.03               5.27                     95.45
                                          4.95               5.00                     99.00
                                          5.05               5.16                     97.87
                                          5.00               5.06                     98.81
                                          5.05               5.10                     99.02
1999                                      5.00               5.09                     98.23
                                          5.10               5.58                     91.40
                                          5.15               5.63                     91.47
                                          5.20               5.66                     91.87
                                          5.30               5.83                     90.91
                                          5.47               5.96                     91.78
                                          5.55               6.10                     90.98
                                          5.75               6.06                     94.88

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

The net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (OIC) declined from $9.99 to $9.60 per share during the six-month period ended September 30, 1999. This change plus a reinvestment of tax-free dividends of $0.27 per share produced a NAV based return of -0.84 percent. OIC's value on the New York Stock Exchange (NYSE) fell from $9.3125 to $8.3125 per share during the same period. This market change plus a reinvestment of tax-free dividends produced a market based total return of -7.98 percent. On September 30, 1999, OIC's NYSE market price was at a 13.4 percent discount to its net asset value.

Monthly dividends for the fourth quarter of 1999, declared in September, were unchanged at $0.045 per share. The Fund's level of undistributed net investment income was $0.092 per share on September 30, 1999, versus $0.074 per share six months ago.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF SEPTEMBER 30, 1999
(% OF NET ASSETS)

IDR/PCR*                                                                         24%
MORTGAGE                                                                         14%
NURSING & HEALTH                                                                 12%
RETIREMENT & LIFE CARE                                                            9%
HOSPITAL                                                                          7%
PUBLIC FACILITIES                                                                 6%
EDUCATION                                                                         5%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT RATINGS PIE CHART]


CREDIT RATINGS AS OF SEPTEMBER
30, 1999 (% OF TOTAL LONG-TERM
PORTFOLIO)
                                   Aaa OR AAA           AA OR AA             A OR A            Baa OR BBB              N/R
                                           14%                 0%                 4%                   16%              66%
AS MEASURED BY MOODY'S
INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT
TO CHANGE.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
                               SEPTEMBER 30, 1999

ALABAMA.................       0.8%
ARKANSAS................       1.6
CALIFORNIA..............      10.7
COLORADO................       1.9
CONNECTICUT.............       0.5
DISTRICT OF COLUMBIA....       1.6
FLORIDA.................       5.0
HAWAII..................       1.3
ILLINOIS................       7.3
IOWA....................       2.3
KENTUCKY................       3.2
LOUISIANA...............       4.1
MARYLAND................       1.4
MASSACHUSETTS...........       9.7
MICHIGAN................       1.9
MISSOURI................       5.3
NEW JERSEY..............       8.5
NEW YORK................       6.7
OHIO....................       5.6
PENNSYLVANIA............       1.9
TEXAS...................       3.7
UTAH....................       3.8
VIRGINIA................       9.1
WASHINGTON..............       3.1
JOINT EXEMPTIONS*.......     (2.6)
                            ------
TOTAL...................      98.4%
                            ======

---------------------
* JOINT EXEMPTIONS HAVE BEEN INCLUDED IN EACH GEOGRAPHIC LOCATION.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

                     CALL AND COST (BOOK) YIELD STRUCTURE
                              SEPTEMBER 30, 1999

                                                                                              WEIGHTED AVERAGE
                                                                                          CALL PROTECTION: 6 YEARS

YEARS BONDS CALLABLE                                                        PERCENT CALLABLE*
--------------------                                                        -----------------
1999                                                                                                  1%
2000                                                                                                 23%
2001                                                                                                  5%
2002                                                                                                  3%
2003                                                                                                  5%
2004                                                                                                  6%
2005                                                                                                  7%
2006                                                                                                 11%
2007                                                                                                  6%
2008                                                                                                  9%
2009                                                                                                 11%
2010+                                                                                                13%
                                                                                              WEIGHTED AVERAGE
                                                                                              BOOK YIELD: 7.27%

                                                                            COST (BOOK) YIELD **
                                                                            --------------------
1999                                                                                            7.10%
2000                                                                                            9.17%
2001                                                                                            9.87%
2002                                                                                            5.83%
2003                                                                                            7.05%
2004                                                                                            7.18%
2005                                                                                            6.06%
2006                                                                                            6.44%
2007                                                                                            6.10%
2008                                                                                            5.94%
2009                                                                                            6.03%
2010+                                                                                           6.76%

 * % Based on Long-Term Portfolio.
** Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before fund operating expenses. For example, the fund earned a book yield of 9.17% on 23% of the long-term portfolio that are callable in 2000.
   Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO STRUCTURE

The Fund's net assets of $99 million were diversified among 14 long-term sectors and 55 credits. At the end of September the portfolio's average maturity was 19 years and its average duration, a measure of sensitivity to interest-rate changes, was 6.7 years. Nonrated securities comprise more than half of OIC's assets. All issues are currently accruing interest. However, two other issues, representing two percent of net assets, were accruing income but may experience difficulty with future debt service payments. The accompanying charts provide current information on the portfolio's credit quality, sector distribution and geographic diversification. Optional call provisions by year with their respective book yields are also shown.

LOOKING AHEAD

The Federal Reserve Board's recent interest-rate increases confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the Fed may raise short-term interest rates further. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended September 30, 1999, the Fund purchased and retired 205,600 shares of common stock at a weighted average market discount of 10.80 percent.

We would like to announce that in July 1999 Julie C. Morrone was named co-manager of the Fund. Ms. Morrone joined Morgan Stanley Dean Witter Advisors in 1993, and has worked as a senior municipal analyst on the Fund's management team.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (95.9%)
            General Obligation (1.0%)
$  1,000    New York City, New York, 1994 Ser D.........................   5.75%   08/15/10    $1,020,370
--------                                                                                       ----------

            Educational Facilities Revenue (5.3%)
   1,000    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50    05/01/11     1,062,230
   1,200    San Diego County, California, The Burnham Institute COPs....   6.25    09/01/29     1,204,824
   2,250    Massachusetts Development Finance Agency, Eastern Nazarene
             College Ser 1999...........................................   5.625   04/01/29     2,024,933
   1,000    New York State Dormitory Authority, State University 1993
             Ser A......................................................   5.25    05/15/15       963,800
--------                                                                                       ----------
   5,450                                                                                        5,255,787
--------                                                                                       ----------

            Electric Revenue (1.8%)
   2,000    Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
             FSA).......................................................   5.00    07/01/21     1,756,400
--------                                                                                       ----------

            Hospital Revenue (6.5%)
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
             Hospital Ser 1998..........................................   5.50    07/01/28     1,323,375
   2,000    Dixon, Illinois, Katherine Shaw Bethea Hospital Ser 1990....   9.75    12/01/10     2,126,580
            Massachusetts Health & Educational Facilities Authority,
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14     1,025,580
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22     1,006,240
   1,000    New Jersey Health Care Facilities Financing Authority,
             Raritan Bay Medical Center Ser 1994........................   7.25    07/01/27       990,400
--------                                                                                       ----------
   6,500                                                                                        6,472,175
--------                                                                                       ----------

            Industrial Development/Pollution Control Revenue (24.2%)
   1,500    Pope County, Arkansas, Arkansas Power & Light Co Ser 1990
             (AMT)......................................................   8.00    11/01/20     1,565,130
   1,605    Metropolitan Washington Airports Authority, District of
             Columbia & Virginia, CaterAir International Corp Ser 1991
             (AMT)++....................................................  10.125   09/01/11     1,624,324
   1,000    Iowa Finance Authority, ISPCO Inc Ser 1997 (AMT)............   6.00    06/01/27     1,018,150
   3,000    Perry County, Kentucky, TJ International Ser 1994 (AMT).....   7.00    06/01/24     3,142,949
   1,375    Maryland Industrial Development Financing Authority, Medical
             Waste Assocs LP 1989 Ser (AMT).............................   8.75    11/15/10     1,359,903
   1,500    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993..............................................   5.875   08/01/08     1,485,630
   3,000    New Jersey Economic Development Authority, Kapkowski Road
             Landfill Reclamation Improvement District Ser 1998 A.......   6.375   04/01/31     2,975,430
   2,500    Port Authority of New York & New Jersey, Continental
             Airlines Inc & Eastern Airlines Inc/LaGuardia Airport 1990
             Ser 2 (AMT)++..............................................   9.125   12/01/15     2,652,875
   1,750    Cleveland - Cuyahoga County Port Authority, Ohio, C & P
             Docks Ser 1997-1 (AMT).....................................   6.00    03/01/07     1,730,348
   1,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo Edison Co Collateralized Ser 1995-B...   7.75    05/01/20     1,096,210

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
$  2,000    Sabine River Authority, Texas, Texas Utilities Electric Co
             Ser 1990 B (AMT)...........................................   8.25%   10/01/20    $2,093,900
   3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade Ser 1994 A (AMT).....................   7.45    01/01/09     3,183,449
--------                                                                                       ----------
  23,230                                                                                       23,928,298
--------                                                                                       ----------
            Mortgage Revenue - Multi-Family (8.7%)
   2,277    Saint Tammany Public Trust Financing Authority, Louisiana,
             Refg Ser 1990..............................................  10.00    10/01/20     2,429,018
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760     Courthouse Commons Apts Ser 1990 A (AMT)...................  10.00    01/01/21     1,777,952
  10,461     Courthouse Commons Apts Ser 1990 B (AMT)...................   0.00    01/01/21     1,322,862
   3,000    Washington Housing Finance Commission, FNMA Collateralized
             Refg Ser 1990 A............................................   7.50    07/01/23     3,093,210
--------                                                                                       ----------
  17,498                                                                                        8,623,042
--------                                                                                       ----------
            Mortgage Revenue - Single Family (5.4%)
   2,500    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)...   6.45    09/01/29     2,585,875
            Ohio Housing Finance Agency,
     735     GNMA-Backed 1990 Ser C (AMT)...............................   7.85    09/01/21       761,291
   2,000     Residential GNMA-Collateralized 1996 Ser B-2 (AMT).........   6.10    09/01/28     1,991,800
--------                                                                                       ----------
   5,235                                                                                        5,338,966
--------                                                                                       ----------
            Nursing & Health Related Facilities Revenue (11.5%)
   2,000    Orange County Health Facilities Authority, Florida,
             Westminister Community Care Services Inc Ser 1999..........   6.75    04/01/34     1,992,040
   1,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives Ser 1996.......................................   9.25    07/01/25     1,253,770
   1,500    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13     1,618,755
   2,630    Massachusetts Industrial Finance Agency, Kennedy-Donovan
             Center Inc 1990 Issue......................................   7.50    06/01/10     2,717,921
   1,000    Mount Vernon Industrial Development Agency, New York,
             Meadowview at the Wartburg Ser 1999........................   6.20    06/01/29       946,870
     780    Allegheny County Hospital Development Authority,
             Pennsylvania, Allegheny Valley School Ser 1990.............   8.00    02/01/02       799,040
   1,895    Hurricane, Utah, Mission Health Service Ser 1990............  10.50    07/01/20     2,003,091
--------                                                                                       ----------
  10,805                                                                                       11,331,487
--------                                                                                       ----------
            Public Facilities Revenue (5.6%)
   1,300    San Diego County, California, San Diego Natural History
             Museum COPs................................................   5.60    02/01/18     1,218,113
   3,000    Saint Louis Industrial Development Authority, Missouri, Kiel
             Center Refg Ser 1992 (AMT).................................   7.75    12/01/13     3,162,990
   1,116    Newton County, Texas, Detention Phase II COPs...............   9.875   12/15/11     1,142,414
--------                                                                                       ----------
   5,416                                                                                        5,523,517
--------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (8.9%)
$  1,000    Lee County Industrial Development Authority, Florida, Shell
             Point Village Ser 1999 A...................................   5.50%   11/15/29    $  863,780
   1,425    Massachusetts Development Finance Agency, Loomis Communities
             Ser 1999 A.................................................   5.625   07/01/15     1,304,360
            New Jersey Economic Development Authority,
   1,000     Franciscan Oaks Ser 1997...................................   5.70    10/01/17       918,810
   1,000     Franciscan Oaks Ser 1997...................................   5.75    10/01/23       906,100
   1,000    Glen Cove Housing Authority, New York, The Mayfair at Glen
             Cove Ser 1996 (AMT)........................................   8.25    10/01/26     1,089,710
   1,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.30    12/15/14     1,052,060
   2,966    Chesterfield County Industrial Development Authority,
             Virginia, Brandermill Woods Ser 1998.......................   6.50    01/01/28     2,715,926
--------                                                                                       ----------
   9,391                                                                                        8,850,746
--------                                                                                       ----------

            Tax Allocation Revenue (4.4%)
   1,290    Bradley, Illinois, Bradley North Redevelopment Ser 1990.....   9.125   01/01/05     1,378,752
     990    Bridgeview, Illinois, Tax Increment Refg Ser 1995...........   9.00    01/01/11     1,103,296
   1,845    Muskegon Downtown Development Authority, Michigan, 1989 Ser
             A-1 (a)....................................................   9.75    06/01/18     1,914,575
--------                                                                                       ----------
   4,125                                                                                        4,396,623
--------                                                                                       ----------

            Transportation Facilities Revenue (4.0%)
   2,000    Foothill/Eastern Transportation Corridor Agency, California,
             Ser 1999...................................................   0.00    01/15/27     1,063,020
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/16     1,887,950
   1,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (AMBAC).........................................   5.85    10/01/13     1,027,770
--------                                                                                       ----------
   8,000                                                                                        3,978,740
--------                                                                                       ----------

            Water & Sewer Revenue (1.1%)
   1,000    Northern Palm Beach County Improvement District, Florida,
--------     Water Control & Improvement #9A Ser 1996 A.................   7.30    08/01/27     1,066,850
                                                                                               ----------

            Other Revenue (7.5%)
   1,000    West Jefferson Amusement & Public Park Authority, Alabama,
             VisionLand Ser 1999........................................   6.375   02/01/29       830,520
   1,000    Capistrano Unified School District, California, Community
             Facilities District #98-2 Ladera Ser 1999 Special Tax......   5.75    09/01/29       940,330
            Del Mar Race Track Authority, California,
   2,000     Refg Ser 1996..............................................   6.00    08/15/06     2,074,980
   2,000     Refg Ser 1996..............................................   6.00    08/15/08     2,063,660
   1,000    Sacramento Financing Authority, California, Convention
             Center Hotel 1999 Ser A....................................   6.25    01/01/30       949,650
     500    Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser A
             (a)........................................................   6.40    09/01/11       521,695
--------                                                                                       ----------
   7,500                                                                                        7,380,835
--------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
$107,150    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $93,924,697)..................   $94,923,836
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.5%)
            Missouri Health & Educational Facilities Authority,
     600     Cox Health Ser 1997 (Demand 10/01/99)......................   3.80*%  06/01/15        600,000
   1,500     Washington University 1996 Ser C (Demand 10/01/99).........   3.80*   09/01/30      1,500,000
     400    North Central Texas Health Facilities Development
             Corporation, Presbyterian Medical Center Ser 1985 C (MBIA)
             (Demand 10/01/99)..........................................   3.80*   12/01/15        400,000
--------                                                                                       -----------

   2,500    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------     (Identified Cost $2,500,000)...................................................     2,500,000
                                                                                               -----------
$109,650    TOTAL INVESTMENTS (Identified Cost $96,424,697) (b)....................    98.4%    97,423,836
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................    1.6      1,624,978
                                                                                      -----    -----------

            NET ASSETS.............................................................   100.0%   $99,048,814
                                                                                      =====    ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    ++      Joint exemption in locations shown.
    *       Current coupon of variable rate demand obligation.
   (a)      Resale is restricted to qualified institutional investors.
   (b)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $2,911,852 and the aggregate gross
            unrealized depreciation is $1,912,713, resulting in net
            unrealized appreciation of $999,139.
                            Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Assurance Corporation.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $96,424,697)..............................  $97,423,836
Cash........................................................    2,033,803
Interest receivable.........................................    1,824,236
Prepaid expenses and other assets...........................        7,727
                                                              -----------

    TOTAL ASSETS............................................  101,289,602
                                                              -----------

LIABILITIES:
Payable for:
    Investments purchased...................................    1,997,240
    Investment advisory fee.................................       46,566
    Shares of beneficial interest repurchased...............       37,935
    Administration fee......................................       27,940
Accrued expenses and other payables.........................      131,107
                                                              -----------

    TOTAL LIABILITIES.......................................    2,240,788
                                                              -----------

    NET ASSETS..............................................  $99,048,814
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $96,640,158
Net unrealized appreciation.................................      999,139
Accumulated undistributed net investment income.............      947,245
Accumulated undistributed net realized gain.................      462,272
                                                              -----------

    NET ASSETS..............................................  $99,048,814
                                                              ===========

NET ASSET VALUE PER SHARE,
 10,317,006 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $9.60
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF OPERATIONS
For the six months ended September 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 3,490,546
                                                              -----------

EXPENSES
Investment advisory fee.....................................      257,700
Administration fee..........................................      154,620
Professional fees...........................................       26,505
Transfer agent fees and expenses............................       18,215
Shareholder reports and notices.............................       15,720
Registration fees...........................................       12,334
Trustees' fees and expenses.................................        8,680
Custodian fees..............................................        3,851
Other.......................................................        8,898
                                                              -----------

    TOTAL EXPENSES..........................................      506,523
Less: expense offset........................................       (3,844)
                                                              -----------

    NET EXPENSES............................................      502,679
                                                              -----------

    NET INVESTMENT INCOME...................................    2,987,867
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................      361,507
Net change in unrealized appreciation.......................   (4,756,654)
                                                              -----------

    NET LOSS................................................   (4,395,147)
                                                              -----------

NET DECREASE................................................  $(1,407,280)
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                       MONTHS ENDED            ENDED
                                                      SEPTEMBER 30, 1999   MARCH 31, 1999
-----------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................     $  2,987,867       $  6,172,061
Net realized gain...................................          361,507          1,921,914
Net change in unrealized appreciation...............       (4,756,654)        (2,267,379)
                                                         ------------       ------------

    NET INCREASE (DECREASE).........................       (1,407,280)         5,826,596

Dividends from net investment income................       (2,824,418)        (6,180,388)
Net decrease from transactions in shares of
 beneficial interest................................       (1,787,893)          (486,995)
                                                         ------------       ------------

    NET DECREASE....................................       (6,019,591)          (840,787)

NET ASSETS:
Beginning of period.................................      105,068,405        105,909,192
                                                         ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $947,245 and $783,796, respectively).........     $ 99,048,814       $105,068,405
                                                         ============       ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1999 aggregated $10,055,852 and $10,198,005, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At September 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $7,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1999, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,722. At September 30, 1999, the Fund had an accrued pension liability of $50,105 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   -----------
Balance, March 31, 1998.....................................  10,573,906   $105,739    $98,809,307
Treasury shares purchased and retired (weighted average
 discount 5.10%)*...........................................     (51,300)      (513)      (486,482)
                                                              ----------   --------    -----------
Balance, March 31, 1999.....................................  10,522,606    105,226     98,322,825
Treasury shares purchased and retired (weighted average
 discount 10.80%)*..........................................    (205,600)    (2,056)    (1,785,837)
                                                              ----------   --------    -----------
Balance, September 30, 1999.................................  10,317,006   $103,170    $96,536,988
                                                              ==========   ========    ===========

---------------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited) continued

6. DIVIDENDS

On September 28, 1999, the Fund declared the following dividends from net investment income:

 AMOUNT         RECORD            PAYABLE
PER SHARE        DATE              DATE
---------  ----------------  -----------------
 $0.045    October 8, 1999   October 22, 1999
 $0.045    November 5, 1999  November 19, 1999
 $0.045    December 3, 1999  December 17, 1999

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE SIX                  FOR THE YEAR ENDED MARCH 31,*
                                                          MONTHS ENDED       ----------------------------------------------------
                                                       SEPTEMBER 30, 1999*     1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period.................         $ 9.99           $10.02     $ 9.69     $ 9.66     $ 9.57     $ 9.32
                                                              ------           ------     ------     ------     ------     ------

Income (loss) from investment operations:
 Net investment income...............................           0.29             0.58       0.61       0.65       0.68       0.67
 Net realized and unrealized gain (loss).............          (0.43)           (0.02)      0.40       0.07      (0.01)      0.19
                                                              ------           ------     ------     ------     ------     ------

Total income (loss) from investment operations.......          (0.14)            0.56       1.01       0.72       0.67       0.86
                                                              ------           ------     ------     ------     ------     ------

Less dividends and distributions from:
 Net investment income...............................          (0.27)           (0.59)     (0.68)     (0.69)     (0.61)     (0.59)
 Net realized gain...................................             --               --         --         --         --      (0.07)
                                                              ------           ------     ------     ------     ------     ------

Total dividends and distributions....................          (0.27)           (0.59)     (0.68)     (0.69)     (0.61)     (0.66)
                                                              ------           ------     ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury shares....           0.02               --         --         --       0.03       0.05
                                                              ------           ------     ------     ------     ------     ------

Net asset value, end of period.......................         $ 9.60           $ 9.99     $10.02     $ 9.69     $ 9.66     $ 9.57
                                                              ======           ======     ======     ======     ======     ======

Market value, end of period..........................         $8.313           $9.313     $9.875     $10.00     $9.125     $ 8.25
                                                              ======           ======     ======     ======     ======     ======

TOTAL RETURN+........................................          (7.98)%(2)        0.11%      5.41%     17.64%     18.54%      5.05%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................           0.98 %(3)        1.02%(1)   1.01%(1)   1.03%(1)   1.06%      1.05%

Net investment income................................           5.80 %(3)        5.83%      6.14%      6.66%      6.91%      7.24%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............        $99,049         $105,068   $105,909   $102,505   $102,488   $104,937

Portfolio turnover rate..............................             10 %(2)          20%        11%        20%         8%         6%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Not annualized.
(3) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME
OPPORTUNITIES
TRUST III


Semiannual Report
September 30, 1999